Plan Asset Fair Value Measurements (Detail) - Foreign Postretirement Benefit Plan - UNITED KINGDOM - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 24,876	$ 23,367	$ 25,409
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,876	23,367
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	3
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Active Corporate Bond Over - 10 Year
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,095	6,256
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,725	6,528
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Index Linked Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 12,040	$ 10,580